Schedule of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Operating Lease Liabilities
Balance - Beginning of period	$ 184	$ 903
Additions	15	7
Interest paid as charged to comprehensive loss as other finance costs	(7)	(19)
Payment against lease liabilities	(127)	(265)	$ (614)
Modification of lease liability	103	(463)
Impact of foreign exchange rate changes	(7)	21
Balance - End of period	161	184	$ 903
Current lease liabilities	130	135
Non-current lease liabilities	$ 31	$ 49